Short Term And Long Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Marketable securities	$ 314,945	$ 358,131
Short term bank deposits	$ 31,164	$ 8